Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

12. Property and Equipment, Net

Property and equipment, net is summarized as follows (in thousands):

	December 31, 2024	December 31, 2023
Land and land improvements	$2,106	$2,106
Furniture and equipment	201,364	169,519
Software	213,358	190,295
Buildings	8,806	7,868
Leasehold improvements	65,432	56,779
Property and equipment under finance lease (Note 13)	28,357	23,453
Construction in progress	1,039	1,579
Property and equipment	520,462	451,599
Less: accumulated depreciation	339,892	276,134
Property and equipment, net	$180,570	$175,465

Depreciation expense is recorded within cost of goods, cost of services, and selling, general, and administrative expenses within our consolidated statements of operations, depending on the nature of the underlying fixed assets. Depreciation expense was $66.8 million, $57.3 million and $55.1 million for the years ended December 31, 2024, 2023 and 2022, respectively.